Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 116,290	₱ 116,666
Other comprehensive income (loss)	(4,290)	(6,182)	₱ (1,407)
Ending balance	119,665	116,290	116,666
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	722	695	583
Other comprehensive income (loss)	(21)	27	112
Ending balance	701	722	695
Foreign currency translation differences of subsidiaries [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			583
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(9)	(9)	4,300
Ending balance	(9)	(9)	(9)
Fair value changes of financial instrument at FVOCI [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(4,309)
Fair value changes of financial instrument at FVOCI [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(896)	(640)	(369)
Other comprehensive income (loss)	(306)	(256)	(271)
Ending balance	(1,202)	(896)	(640)
Net transactions on cash flow hedges - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(369)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	616	618	620
Other comprehensive income (loss)		(2)	(2)
Ending balance	616	616	618
Revaluation increment on investment properties - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			620
Actuarial losses on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(31,763)	(25,689)	(24,467)
Other comprehensive income (loss)	(3,957)	(6,074)	(1,222)
Ending balance	(35,720)	(31,763)	(25,689)
Actuarial losses on defined benefit plans - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(24,467)
Share of other comprehensive loss of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			182
Other comprehensive income (loss)	(37)
Ending balance	(37)
Share of other comprehensive loss of associates and joint ventures accounted for using the equity method [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(182)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(38)	(165)
Other comprehensive income (loss)	37	127	(29)
Ending balance	(1)	(38)	(165)
Fair value changes of financial instrument at FVOCI [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(136)
Fair value changes of financial instrument at FVOCI [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(136)
Total other comprehensive loss attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(31,368)	(25,190)	(19,151)
Other comprehensive income (loss)	(4,284)	(6,178)	(1,412)
Ending balance	(35,652)	(31,368)	(25,190)
Total other comprehensive loss attributable to equity holders of PLDT [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(4,627)
Total other comprehensive loss attributable to equity holders of PLDT [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(23,778)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	15	19	14
Other comprehensive income (loss)	(6)	(4)	5
Ending balance	9	15	19
Share of noncontrolling interests [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			14
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(31,353)	(25,171)	(19,137)
Other comprehensive income (loss)	(4,290)	(6,182)	(1,407)
Ending balance	₱ (35,643)	₱ (31,353)	(25,171)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			(4,627)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			₱ (23,764)